AURORA 10Q - RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
11. Related Party Transactions
The Company has entered into a number of commercial agreements with related parties, which management believes provide the Company with products or services that are beneficial to its commercial objectives. Often these products and services have been tailored to the Company’s specific needs or are part of new pilot programs, both for the Company and the counterparty, for which there are not clear alternative vendors offering comparable services to compare pricing with. It is reasonable to assume that none of these related party commercial agreements were structured at arm’s length and therefore may be beneficial to the counterparty.
1/0 Capital—The Company is a party to an employee and expense allocation agreement with 1/0 Capital, LLC (“1/0 Capital”), an entity affiliated with 1/0 Real Estate, LLC (“1/0 Real Estate”) (an entity wholly owned by 1/0 Holdco, in which Vishal Garg, the Chief Executive Officer of the Company, and the Company’s executive officers each hold a more than five percent ownership interest). Under the employee and expense allocation agreement, 1/0 Capital provides the Company access to certain employees in exchange for reasonable consideration in the form of fees based on their time, as well as IT support services. Any intellectual property created under the agreement by 1/0 Capital employees working on behalf of the Company belongs to the Company. The term of the agreement will continue in perpetuity. The services provided by 1/0 Capital are not integral to the Company’s technology platform and amounts incurred are not material to the Company. In connection with this agreement, the Company reduced the accrued expense by $27.0 thousand and $187.3 thousand in the three months ended September 30, 2023 and 2022, respectively. As part of this agreement, the Company may provide access to certain of its employees for use by 1/0 Capital which reduced the amounts owed to 1/0 Capital by none and none for the three months ended September 30, 2023 and 2022, respectively. The Company recorded a reduction of expenses of $27.0 thousand and $187.3 thousand for the three months ended September 30, 2023 and 2022, respectively, which are included within general and administrative expenses on the consolidated statements of operations and comprehensive loss. The Company incurred gross expenses of $6.4 thousand and $386.8 thousand in the nine months ended September 30, 2023 and 2022, respectively. As part of this agreement, the Company may provide access to certain of its employees for use by 1/0 Capital which reduced the amounts owed to 1/0 Capital by none and $18.2 thousand for the nine months ended September 30, 2023 and 2022, respectively. The Company recorded net expenses of $6.4 thousand and $368.6 thousand for the nine months ended September 30, 2023 and 2022, respectively, which are included within general and administrative expenses on the consolidated statements of operations and comprehensive loss. The Company is invoiced on a net basis and recorded a $144.4 thousand and $177.0 thousand payable as of September 30, 2023 and December 31, 2022, respectively, included within other liabilities, respectively, on the condensed consolidated balance sheets.
TheNumber—The Company originally entered into a data analytics services agreement in August 2016 with TheNumber, LLC (“TheNumber”), an entity affiliated with both Vishal Garg, the Chief Executive Officer of the Company, and 1/0 Real Estate.
In September 2021, the Company and TheNumber entered into a technology integration and license agreement, which was amended in November 2021, to develop a consumer credit profile technology which is to be launched in three stages. The first stage involves testing TheNumber’s limited graph Application Programming Interface (“API”) in a testing environment with test data. The second stage involves data such as credit, income, and assets of staged borrowers meeting certain measures of speed and performance. The third stage requires TheNumber to run the product and serve all borrowers on the production side as well as provide data to the Company from its rich data set. The listed services provided by TheNumber are lead generation, market rate analysis, lead growth analysis, property listing analysis, automated valuation models, and financial risk analysis. Both parties agreed to jointly develop all aspects of this program, and the agreement provides for the utilization of TheNumber employees by the Company. In January 2023, the agreement was extended for an additional year. The services provided by TheNumber are not integral to the Company’s technology platform and amounts incurred are not material to the Company. In connection with these agreements, the Company paid expenses of $66.9 thousand and $617.7 thousand for the three months ended September 30, 2023 and 2022 respectively, which are included within mortgage platform expenses on the condensed consolidated statements of operations and comprehensive loss. The Company paid expenses of $438.0 thousand and $1,123.0 thousand for the nine months ended September 30, 2023 and 2022 respectively, which are included within mortgage platform expenses on the condensed consolidated statements of operations and comprehensive loss and had a payable of $204.3 thousand and $232.0 thousand as of September 30, 2023 and December 31, 2022, respectively, within other liabilities on the condensed consolidated balance sheets.
Holy Machine—In January 2018, the Company entered into a consulting agreement (the “2018 Holy Machine Consulting Agreement”) with Holy Machine LLC (“Holy Machine”) an entity controlled by Aaron Schildkrout, a former member of Better’s board of directors (the “Better Board”). Aaron Schildkrout resigned from the Better
Board on June 8, 2022 and as an advisor shortly thereafter. The 2018 Holy Machine Consulting Agreement provided for consulting services related to executive recruiting and such other services as mutually agreed upon, and grants Holy Machine 603,024 options with a 4-year vesting period and no cliff at two times the fair market value of the Company. Further, any inventions, discoveries, improvements or works of authorship made by Holy Machine and the results thereof that may be considered works made for hire shall be assigned to the Company and be the Company’s exclusive property to which the Company has the exclusive right to obtain and own all copyrights. In May 2020, the parties entered into an amendment to the 2018 Holy Machine Consulting Agreement to insert terms relating to compliance with applicable laws, contracts, and indemnification among the parties. No other terms of the 2018 Holy Machine Consulting Agreement were altered. The agreement ended in November 2022.
In July 2020, the Company and Holy Machine entered into a new consulting agreement (the “2020 Holy Machine Consulting Agreement”). The 2020 Holy Machine Consulting Agreement granted Holy Machine (i) the option to purchase 764,143 shares of Better’s common stock, with an accompanying stock option agreement having a term of 10 years, at the then fair market value at the time of the grant and (ii) the option to purchase 764,143 shares of Better’s common stock, with an accompanying stock option agreement having a term of 10 years, with an exercise price per share equal to (a) $5.14 minus (b) the then current fair market value at the time of grant. Both tranches of granted options vest each month on the same day of the month as the vesting commencement date of April 18, 2020, subject to Holy Machine continuing to provide consulting services through each such date, and both have change in control vesting provisions which would result in 100% of unvested options vesting should there be a change of control of the Company, as defined in such a stock option agreement. The services provided by Holy Machine were not integral to the Company’s technology platform and amounts incurred were not material to the Company. During the second quarter of 2022, Aaron Schildkrout resigned from the Better Board and resigned as an advisor to Better shortly thereafter. The Company recorded none and $37.5 thousand of expenses during the three months ended September 30, 2023 and 2022, respectively, which are included within general and administrative expenses on the condensed consolidated statements of operations and comprehensive loss. The Company recorded none and $137.5 thousand of expenses during the nine months ended September 30, 2023 and 2022, respectively, which are included within general and administrative expenses on the condensed consolidated statements of operations and comprehensive loss and a payable of none and none as of September 30, 2023 and December 31, 2022, respectively, within other liabilities on the condensed consolidated balance sheets.
Notable—In October 2021, the Company entered into a private label and consumer lending program agreement (the “2021 Notable Program Agreement”) to provide home improvement lines of credit to qualified borrowers of the Company with Notable Finance, LLC (“Notable”), an entity in which Vishal Garg, the Chief Executive Officer of the Company, and 1/0 Real Estate collectively hold a majority ownership interest. The program is intended to be used by qualified customers of the Company for home improvement purchases (the “Home Improvement Line of Credit”).
This program required Notable to originate and service the loan and in consideration, the Company pays Notable $600 for each loan originated pursuant to the agreement. In connection with the 2021 Notable Program Agreement, Notable provided an unsecured personal loan product with an initial 12-month “draw period” during which the customers can use the approved loan amount and only pay interest on the used loan fund. Following this initial 12-month draw period, the customers are no longer able to withdraw funds and there is a 3 or 5-year “fixed” period to pay back the loan in full in months installments.
For the three months ended September 30, 2023, the Company incurred $16.3 thousand of expenses under the agreement, which are included within mortgage platform expenses on the condensed consolidated statements of operations and comprehensive loss. For the three months ended September 30, 2022, the Company incurred $74.3 thousand of expenses under the agreement, $31.9 thousand of which are included within marketing expenses and $42.4 thousand of which are included within mortgage platform expenses on the condensed consolidated statements of operations and comprehensive loss. For the nine months ended September 30, 2023, the Company incurred $38.5 thousand of expenses under the agreement, which are included within mortgage platform expenses on the condensed consolidated statements of operations and comprehensive loss. For the nine months ended September 30, 2022, the Company incurred $74.3 thousand of expenses under the agreement, $31.9 thousand of which are included within marketing expenses and $42.4 thousand of which are included within mortgage platform expenses on the condensed consolidated statements of operations and comprehensive loss. The Company recorded a payable of $10.0 thousand and $15.0 thousand included within other liabilities on the condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022, respectively.
In January 2022, Better Trust I, a subsidiary of the Company entered into a master loan purchase agreement (the “Notable MLPA”) with Notable to purchase from Notable up to $20.0 million of unsecured home improvement loans underwritten and originated by Notable for the Company’s customers. Under the Notable MLPA, Notable originated home improvement loans, all of which Notable makes available for purchase by the Company. No additional cost outside the sale of the loan was contemplated by the Notable MLPA. The services provided by Notable are not integral to the Company’s technology platform and expenses incurred are not material to the Company. As of September 30, 2023 and December 31, 2022, the Company had $6.8 million and $8.3 million of unsecured home improvement loans from Notable, which are included within mortgage loans held for sale, at fair value on the condensed consolidated balance sheets.
Truework—The Company is a party to a data analytics services agreement with Zethos, Inc., (“Truework”), an entity in which Vishal Garg, the Chief Executive Officer of the Company, is an investor. Under the data analytics services agreement, Truework provides digital Verification of Employment (“VOE”) and Verification of Income (“VOI”) services to the Company during the mortgage loan origination process to confirm the employment and income of borrowers seeking a mortgage. This is data required for underwriting mortgages to the specifications of FNMA, FMCC, and private loan purchasers. These data services are standard product offerings of Truework, which they offer to a number of mortgage lenders. Truework is one of multiple vendors the Company uses for VOE and VOI services, the largest other one being The Work Number by Equifax. The Company uses the two vendors interchangeably based on estimated lowest cost and turnaround time. The Company originally entered into the data services agreement in September 2020, and amended the agreement in October 2021 to run until September 30, 2023. In connection with usage of the services, the Company reduced the accrued expense of $8.6 thousand for the three months ended September 30, 2023, which is included within mortgage platform expenses on the condensed consolidated statements of operations and comprehensive loss. The Company incurred expenses of $414.3 thousand for the three months ended September 30, 2022, which is included within mortgage platform expenses on the condensed consolidated statements of operations and comprehensive. The Company reduced the accrued expense of $7.4 thousand for the nine months ended September 30, 2023 and recorded the expense of $414.3 thousand nine months ended September 30, 2022, respectively, which is included within mortgage platform expenses on the condensed consolidated statements of operations and comprehensive loss. The Company recorded a payable of $101.2 thousand and $16.2 thousand included within other liabilities on the condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022, respectively.
Share Repurchases—During the first quarter of 2022, Better repurchased from former member of the Better Board, Gabrielle Toledano, a total of 33,995 shares of Better’s common stock for an aggregate purchase price of $254,154 to defray taxes associated with vesting of equity awards of such shares. Ms. Toledano subsequently resigned from the Better Board in April 2022.
During the third quarter of 2022, Better repurchased from General Counsel and Chief Compliance Officer Paula Tuffin a total of 82,527 shares of Better common stock for an aggregate purchase price of $399,600 to defray taxes associated with vesting of equity awards of such shares.
Notes Receivable from Stockholders—The Company, previously at times, entered into promissory note agreements with certain employees for the purpose of financing the exercise of the Company’s stock options. These employees may have the ability to use the promissory notes to exercise stock options that have not yet been vested by the respective employees. Interest is compounded and accrued based on any unpaid principal balance and is due upon the earliest of maturity, 120 days after an employee leaves the Company, the date the employee sells shares acquired through the promissory note agreement without prior written consent of the Company, or the day prior to the date that any change in the employee’s status would cause the loan to be a prohibited extension or maintenance of credit under Section 402 of the Sarbanes-Oxley Act. The Company no longer enters into promissory note agreements for the purpose of financing the exercise of the Company’s stock options and no longer allows for the early exercise of stock options
The Company included $10.4 million and $53.9 million of the notes, which include the outstanding principal amount and accrued interest, within notes receivable from stockholders in stockholders’ equity (deficit) on the condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022, respectively. The balance as of September 30, 2023 does not include any promissory notes due from directors and officers of the Company. The balance as of December 31, 2022 includes $43.6 million of promissory notes due from directors and officers of the Company, of which $40.2 million was due from Vishal Garg. During the three months ended September 30, 2023, the Company reduced interest income from the promissory notes of $0.5 million, and during three months ended September 30, 2022, the Company recognized interest income from the promissory notes of $0.1 million which is included within interest income on the condensed consolidated statements of operations and comprehensive loss. During the nine months ended September 30, 2023, the Company reduced interest income from the promissory notes of $0.3 million, and nine months ended September 30, 2022, the company recognized interest income from the promissory notes of $0.3 million, which is included within interest income on the condensed consolidated statements of operations and comprehensive loss. The notes range in maturity from May 2025 to January 2026 and include interest rates ranging from 0.5% to 2.5% per annum. See Note 17 for further details on the accounting for notes receivable from stockholders.
In August 2023, Better derecognized $46.4 million related to the partial forgiveness by Better to executive officers Vishal Garg, Kevin Ryan, and Paula Tuffin for their outstanding notes and cancellation of the shares collateralizing the notes to satisfy the remaining principal which was forgiven and cancelled upon the Closing. Additionally, for the nine months ended September 30, 2023, the Company recognized additional compensation expense of $0.4 million to certain of the Company's executives in connection with taxes due for capital gains on the sale of shares for settlement of the notes outstanding.
12. RELATED PARTY TRANSACTIONS
The Company has entered into a number of commercial agreements with related parties, which management believes provide the Company with products or services that are beneficial to its commercial objectives. Often these products and services have been tailored to the Company’s specific needs or are part of new pilot programs, both for the Company and the counterparty, for which there are not clear alternative vendors offering comparable services to compare pricing with. It is reasonable to assume that none of these related party commercial agreements were structured at arm’s length and therefore may be beneficial to the counterparty.
1/0 Capital—The Company is a party to an employee and expense allocation agreement with 1/0 Capital, LLC (“1/0 Capital”), an entity affiliated with 1/0 Real Estate, LLC (“1/10 Real Estate”) (an entity wholly owned by 1/0 Holdco, in which Vishal Garg, the Chief Executive Officer of the Company, and the Company’s executive officers each hold a more than five percent ownership interest). Under the employee and expense allocation agreement, 1/0 Capital provides the Company access to certain employees in exchange for reasonable consideration in the form of fees based on their time, as well as IT support services. Any intellectual property created under the agreement by 1/0 Capital employees working on behalf of the Company belongs to the Company. The term of the agreement will continue in perpetuity. The services provided by 1/0 Capital are not integral to the Company’s technology platform and amounts incurred are not material to the Company. In connection with this agreement, the Company incurred gross expenses of $0.5 million and $1.5 million during the years ended December 31, 2022 and 2021, respectively. As part of this agreement, the Company may provide access to certain of its employees for use by 1/0 Capital which reduced the amounts owed to 1/0 Capital by $18.2 thousand and $0.2 million for the years ended December 31, 2022 and 2021, respectively. The Company recorded net expenses of $0.4 million and $1.3 million for the years ended December 31, 2022 and 2021, respectively, and are included within general and administrative expenses on the consolidated statements of operations and comprehensive loss. The Company is invoiced on a net basis and recorded a $177.0 thousand payable and a $6.1 thousand receivable as of December 31, 2022 and 2021, respectively, included within other liabilities and other receivables, net, respectively, on the consolidated balance sheets.
TheNumber—The Company originally entered into a data analytics services agreement in August 2016 with TheNumber, LLC (“TheNumber”), an entity affiliated with both Vishal Garg, the Chief Executive Officer, and 1/0 Real Estate.
In September 2021, the Company and TheNumber entered into a technology integration and license agreement, which was amended in November 2021, to develop a consumer credit profile technology which is to be launched in three stages. The first stage involves testing TheNumber’s limited graph Application Programming Interface (“API”) in a testing environment with test data. The second stage involves data such as credit, income, and assets of staged borrowers meeting certain measures of speed and performance. The third stage requires TheNumber to run the product and serve all borrowers on the production side as well as provide data to the Company from its rich data set. The listed services provided by TheNumber are lead generation, market rate analysis, lead growth analysis, property listing analysis, automated valuation models, and financial risk analysis. Both parties agreed to jointly develop all aspects of this program, and the agreement provides for the utilization of TheNumber employees by the Company. Subsequent to December 31, 2022, the agreement was extended into 2023. The services provided by TheNumber are not integral to the Company’s technology platform and amounts incurred are not material to the Company. In connection with these agreements, the Company paid expenses of $1.4 million and $0.1 million for the years ended December 31, 2022 and 2021 respectively, which are included within mortgage platform expenses on the consolidated statements of operations and comprehensive loss and a payable of $0.2 million and none as of December 31, 2022 and 2021, respectively, within other liabilities on the consolidated balance sheets.
Holy Machine—In January 2018, the Company entered into a consulting agreement (the “2018 Holy Machine Consulting Agreement”) with Holy Machine LLC (“Holy Machine”) an entity controlled by Aaron Schildkrout, a member of the Company’s board of directors (the “Board of Directors”) at such time. During the year ended December 31, 2022, Aaron Schildkrout resigned from the Board of Directors on June 8, 2022 and as an advisor shortly thereafter. The 2018 Holy Machine Consulting Agreement provided for consulting services related to executive recruiting and such other services as mutually agreed upon, and grants Holy Machine 603,024 options with a 4-year vesting period and no cliff at two times the then fair market value of the Company. Further, any inventions, discoveries, improvements or works of authorship made by Holy Machine and the results thereof that may be considered works for made for hire shall be assigned to the Company and be the Company’s exclusive property to which the Company has the exclusive right to obtain and own all copyrights. The term of the agreement ended in November 2022, although any party may terminate the agreement at any time. In May 2020, the parties entered into an amendment to the 2018 Holy Machine Consulting Agreement to insert terms relating to compliance with applicable laws, contracts, and indemnification among the parties. No other terms of the 2018 Holy Machine Consulting Agreement were altered.
In July 2020, the Company and Holy Machine entered into a new consulting agreement (the “2020 Holy Machine Consulting Agreement”). The 2020 Holy Machine Consulting Agreement grants Holy Machine (i) the option to purchase 250,000 shares of the Company’s common stock, with an accompanying stock option agreement having a term of 10 years, at the then fair market value at the time of the grant and (ii) the option to purchase 250,000 shares of the Company’s common stock, with an accompanying stock option agreement having a term of 10 years, with an exercise price per share equal to (a) $15.71 minus (b) the then current fair market value at the time of grant. Both tranches of granted options vest each month on the same day of the month as the vesting commencement date of April 18, 2020, subject to Holy Machine continuing to provide consulting services through each such date, and both have change in control vesting provisions which would result in 100% of unvested options vesting should there be a change of control of the Company, as defined in such a stock option agreement. The term will continue until the services are completed or terminated. The services provided by Holy Machine are not integral to the Company’s technology platform and amounts incurred are not material to the Company. The Company recorded $0.1 million and $0.3 million of expenses during the years ended December 31, 2022 and 2021, respectively, which are included within general and administrative expenses on the consolidated statements of operations and comprehensive loss and a payable of none and $50.0 thousand as of December 31, 2022 and 2021, respectively, within other liabilities on the consolidated balance sheets.
Embark—In November 2020, the Company entered into a license agreement with Embark Corp (“Embark”), a company for which Vishal Garg served as a director and Vishal Garg’s spouse serves as chief executive officer, and in which Vishal Garg and his spouse collectively hold a 25.8% ownership interest. Vishal Garg resigned from the board of directors effective October 1, 2021. The agreement provides the Company the use of one floor of office space in midtown Manhattan, New York City, for a period of 15 months. In connection with the agreement, the Company is obligated to pay Embark $127.0 thousand annually plus applicable taxes and utilities. For the year ended December 31, 2021, the Company incurred $80.7 thousand of expenses under the agreement which are included within general and administrative expenses on the statements of operations and comprehensive loss. The agreement was terminated in June 2021.
Notable—In October 2021, the Company entered into a private label and consumer lending program agreement (the “2021 Notable Program Agreement”) to provide home improvement lines of credit to qualified borrowers of the Company with Notable Finance, LLC (“Notable”), an entity in which Vishal Garg and 1/0 Real Estate collectively hold a majority ownership interest. The program is intended to be used by qualified customers of the Company for home improvement purchases (the “Home Improvement Line of Credit”).
This program required Notable to originate and service the loan and in consideration, the Company pays Notable $600 for each loan originated pursuant to the agreement. In connection with the 2021 Notable Program Agreement, Notable provided a branded prepaid card, similar to a gift card, which converts into an unsecured line of credit in certain circumstances.
For the years ended December 31, 2022 and 2021, the Company incurred $0.1 million and $0.6 million, respectively, of expenses under the agreement, of which $42.9 thousand and none are included within mortgage platform expenses, and $55.3 thousand and $0.6 million are included within marketing and advertising expenses on the consolidated statements of operations and comprehensive loss. The Company recorded a payable of $15.0 thousand and $0.3 million included within other liabilities on the consolidated balance sheets as of December 31, 2022 and 2021, respectively.
In January 2022, Better Trust I, a subsidiary of the Company entered into a master loan purchase agreement (the “Notable MLPA”) with Notable to purchase from Notable up to $20.0 million of unsecured home improvement loans underwritten and originated by Notable for the Company’s customers. Under the Notable MLPA, Notable originated home improvement loans, all of which Notable makes available for purchase by the Company. No additional cost outside the sale of the loan was contemplated by the Notable MLPA. The services provided by Notable are not integral to the Company’s technology platform and expenses incurred are not material to the Company. As of December 31, 2022, the Company had $8.3 million of unsecured home improvement loans from Notable, which are included within mortgage loans held for sale, at fair value on the consolidated balance sheets.
Truework—The Company is a party to a data analytics services agreement with Zethos, Inc., (“Truework”), an entity in which Vishal Garg, the Chief Executive Officer, is an investor. Under the data analytics services agreement, Truework provides digital Verification of Employment (VOE) and Verification of Income (VOI) services to the Company during the mortgage loan origination process to confirm the employment and income of borrowers seeking a mortgage. This is data required for underwriting mortgages to the specifications of Fannie Mae, Freddie Mac, and private loan purchasers. These data services are standard product offerings of Truework, which they offer to a number of mortgage lenders. Truework is one of multiple vendors the Company uses for VOE and VOI services, the largest other one being The Work Number by Equifax. The Company uses the two vendors interchangeably based on estimated lowest cost and turnaround time. The Company originally entered into the data services agreement in June 2020, and amended the agreement in October 2021 to run until September 30, 2023. In connection with usage of the services, the Company incurred expenses of $0.5 million and $0.3 million for the years ended December 31, 2022 and 2021, respectively, which is included within mortgage platform expenses on the consolidated statements of operations and comprehensive loss and a payable of $16.2 thousand and $19.2 thousand included within other liabilities on the consolidated balance sheets as of December 31, 2022 and 2021, respectively.
Share Repurchases—During the first quarter of 2022, the Company repurchased from former director Gabrielle Toledano a total of 11,122 shares of common stock for an aggregate purchase price of $254,154 to defray taxes associated with vesting of equity awards of such shares. Ms. Toledano subsequently resigned from the Company’s Board in April 2022.
During the second quarter of 2022, the Company repurchased from General Counsel and Chief Compliance Officer Paula Tuffin a total of 27,000 shares of common stock for an aggregate purchase price of $399,600 to defray taxes associated with vesting of equity awards of such shares.
Notes Receivable from Stockholders—The Company, at times, enters into promissory note agreements with certain employees for the purpose of financing the exercise of the Company’s stock options. These employees may have the ability to use the promissory notes to exercise stock options that have not yet been vested by the respective employees. Interest is compounded and accrued based on any unpaid principal balance and is due upon the earliest of maturity, 120 days after an employee leaves the Company, the date the employee sells shares acquired through the promissory note agreement without prior written consent of the Company, or the day prior to the date that any change in the employee’s status would cause the loan to be a prohibited extension or maintenance of credit under Section 402 of the Sarbanes Oxley Act of 2002. The Company included $53.9 million and $38.6 million of the notes, which include the outstanding principal amount and accrued interest, within notes receivable from stockholders in stockholders’ equity (deficit) on the consolidated balance sheets as of December 31, 2022 and 2021, respectively. The balance as of December 31, 2022 includes $43.6 million of promissory notes due from directors and officers of the Company, of which $40.2 million is due from Vishal Garg. The balance as of December 31, 2021 includes $33.9 million of promissory notes due from directors and officers of the Company, of which $29.9 million was due from Vishal Garg. During the years ended December 31, 2022 and 2021, the Company recognized interest income from the promissory notes of $0.7 million and $0.3 million, respectively, which is included within interest income on the consolidated statements of operations and comprehensive loss. The notes range in maturity from May 2025 to January 2026 and include interest rates ranging from 0.5% to 2.5% per annum.
Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Founder Shares
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares (or Novator Private Placement Shares) until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 3,500,000 Novator Private Placement Units at a price of $10.00 per Novator Private Placement Unit in a private placement to the Sponsor, directors, and executive officers of the Company, generating gross proceeds of $35,000,000. In addition, the Company consummated the sale of 4,266,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor and certain of the Company’s directors and executive officers, generating gross proceeds of $6,400,000, which is described in Note 3.
Prior to the closing of Aurora’s Initial Public Offering, the Sponsor sold an aggregate of 1,407,813 Class B ordinary shares (Founder Shares) to certain independent directors. All Founder Shares are subject to transfer restrictions which limit the ability of the independent directors to transfer or otherwise deal with such shares, except in certain limited circumstances such as transfers to affiliates and the gifting to immediate family members. The Founder Shares were effectively sold to the independent directors subject to a performance condition - i.e., the consummation of a business combination, which is subject to certain conditions to closing, such as, for example, approval by the Company’s shareholders.
The fair value of the shares on the date they were transferred to the independent directors was estimated to be approximately $6,955,000, however if the performance condition is not satisfied the fair value of the shares transferred is zero.
Compensation expense related to the Founder Shares is recognized only when the performance condition is probable of achievement under the applicable accounting literature, hence recognition of compensation cost is deferred until consummation of the business combination. This position is based on the principle established in the guidance on business combinations in ASC 805-20-55-50 and 55-51. The Company believes a similar approach should be applied under ASC 718 and that a contingent event for realization of the compensation expense is the business combination.
Pre-Closing Bridge Notes
On November 2, 2021, Aurora entered into a convertible bridge note purchase agreement (the “Pre-Closing Bridge Note Purchase Agreement”), dated as of November 30, 2021, with Better, SB Northstar LP and the Sponsor (SB Northstar LP and the Sponsor, together, the “Purchasers”). Under the Pre-Closing Bridge Note Purchase Agreement, Better issued $750,000,000 of bridge notes (the “Pre-Closing Bridge Notes”) that convert to shares of Class A common stock of Aurora (post-proposed Business Combination and domestication) in connection with the closing of the proposed Business Combination, with SB Northstar LP and the Sponsor, as Purchasers, purchasing $650 million and $100 million, respectively, of such Pre-Closing Bridge Notes.
The Pre-Closing Bridge Note Purchase Agreement will result in the issuance of either Better Class A common stock, a new series of preferred stock of Better (as described below), or Better common stock (together, the “Pre-Closing Bridge Conversion Shares”, as applicable) as follows: (i) upon closing of the proposed Business Combination, the Pre-Closing Bridge Notes will convert into shares of Better Class A common stock at a conversion rate of one share per $10 of consideration; (ii) if the closing of the proposed Business Combination does not occur by the September 30, 2023, or in the event of a Corporate Transaction or Merger Withdrawal (each as defined in the Pre-Closing Bridge Note Purchase Agreement) prior to September 30, 2023 or prior to the time when a Pre-Closing Bridge Note may otherwise be converted pursuant to the Pre-Closing Bridge Note Purchase Agreement, the Pre-Closing Bridge Notes will convert into a new series of preferred stock of Better, which series will be identical to Better’s Series D Preferred Stock, provided that the ratchet adjustment provisions relating to Better’s Series D Preferred Stock will not apply, and such series will vote together with Better’s Series D Preferred Stock as a single class on all matters; or (iii) in the event of a termination of the Merger Agreement (a) by Better, arising out of or resulting from breaches on the part of Aurora or the Sponsor, (b) by Better, arising out of or resulting from breaches on the part of Aurora or any Subscriber in connection with any Subscription Agreement or (c) arising out of or resulting from breaches on the part of Aurora, SB Northstar LP or the Sponsor in connection with the Pre-Closing Bridge Note Purchase Agreement or any ancillary agreement, the bridge notes will convert into shares of Better common stock.
On August 26, 2022, Aurora, Better and Novator entered into the First Novator Letter Agreement to, among other things, extend the maturity date of the Pre-Closing Bridge Notes held by the Sponsor to March 8, 2023, subject to SB Northstar LP consenting to extending the maturity of its Pre-Closing Bridge Notes accordingly. On February 7, 2023, Aurora, Better and the Sponsor entered into the Second Novator Letter Agreement, pursuant to which, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the proposed Business Combination has not been consummated by the maturity date of the Pre-Closing Bridge Notes, the Sponsor will have the option, without limiting its rights under the Pre-Closing Bridge Note Purchase Agreement to alternatively exchange its Pre-Closing Bridge Notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. On the same date, the Sponsor and Better agreed to defer the maturity date of the Pre-Closing Bridge Notes until September 30, 2023.
Director Services Agreement and Director Compensation
On October 15, 2021, Merger Sub entered into a Director’s Services Agreement (the “DSA”) by and among Merger Sub, Caroline Jane Harding, and the Company, effective as of May 10, 2021. On October 29, 2021, the DSA was amended, and the amended DSA was ratified by the Compensation Committee on November 3, 2021. Under the terms of the DSA, Ms. Harding is to provide services to Merger Sub, which include acting as a non-executive director and president and secretary of Merger Sub. Ms. Harding will receive $50,000 in annual payments (and in certain circumstances an incremental hourly fee of $500). In addition, the Company remunerates Ms. Harding $10,000 per month for professional services rendered to our Company in her role as chief financial officer and $15,000 per year and an incremental hourly fee of $500 in certain circumstances for her service on our board of directors. Additionally, in contemplation of her services to Aurora, Ms. Harding received a $50,000 payment on March 21, 2021, and was entitled to receive a $75,000 payment on March 21, 2023, which was paid on April 11, 2023. As of June 30, 2023 and December 31, 2022, $300,000 and $87,875 was accrued, respectively, and as of June 30, 2023 and 2022, $492,500 and $117,500 was expensed for above services, respectively. If we do not have sufficient funds to make the payments due to Ms. Harding as set forth herein professional services provided by her, we may borrow funds from our sponsor or an affiliate of the initial shareholders or certain of our directors and officers to enable us to make such payments.
Related Party Merger Agreement
On May 10, 2021, the Company entered into the Merger Agreement, by and among the Company, Merger Sub, and Better, relating to, among other things, (i) each of the mergers of (x) Merger Sub, with and into Better, with Better surviving the merger as a wholly owned subsidiary of Aurora (the “First Merger”), and (y) Better with and into Aurora, with Aurora surviving the merger (together with the First Merger, the “Mergers”), and (ii) as a condition to the effectiveness of the Mergers, the proposal of the Company to change its jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and domesticating as a Delaware corporation pursuant to Section 388 of the General Corporation Law of the State of Delaware (the “Domestication”), subject to the approval thereof by the shareholders of the Company.
On October 27, 2021, Aurora entered into Amendment No. 1 (“Amendment No. 1”) to the Merger Agreement, by and among Aurora, Merger Sub and Better. Pursuant to Amendment No. 1, the parties agreed to, among other things, (i) eliminate the reference to a letter of transmittal in the exchange procedures provisions of the Merger Agreement and (ii) amend the proposed form of Certificate of Incorporation of Better Home & Finance Holding Company to include the lock-up provision applicable to stockholders that beneficially owned greater than 1% of Better capital stock as of the execution date of the Merger Agreement that was previously contemplated to be included in a letter of transmittal.
On November 9, 2021, Aurora entered into Amendment No. 2 (“Amendment No. 2”) to the Merger Agreement, by and among, Aurora, Merger Sub and Better. Amendment No. 2 includes a further amendment to the proposed form of Certificate of Incorporation of Better Home & Finance Holding Company to eliminate the lock-up provision that was applicable to stockholders that beneficially owned greater than 1% of Better capital stock as of the execution date of the Merger Agreement that have not already signed the Better Holder Support Agreement (as defined in the Merger Agreement).
On November 30, 2021, Aurora entered into Amendment No. 3 (“Amendment No. 3”) to the Merger Agreement, by and among, Aurora, Merger Sub and Better. Pursuant to Amendment No. 3, among other things, the parties (i) adjusted the mix of consideration to be received by stockholders of Better, (ii) extended the outside date pursuant to which the parties may elect to terminate the Merger Agreement in accordance with its terms from February 12, 2022 to September 30, 2022 (subject to extensions relating to specified regulatory approvals), and (iii) provided for certain additional amendments consistent with the foregoing changes and changes contemplated by certain other documents previously described and filed by Aurora in its Current Report on Form 8-K on December 2, 2021, including a bridge note purchase agreement, amendments to certain existing subscription agreements, and termination of the redemption subscription agreement, all as described therein.
On August 26, 2022, Aurora entered into Amendment No. 4 by and among, Aurora, Merger Sub and Better. Pursuant to Amendment No. 4, the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) to March 8, 2023.
In consideration of extending the Agreement End Date, Better will reimburse Aurora for certain reasonable and documented expenses in an aggregate sum not to exceed $15,000,000. The reimbursement payments are structured in three tranches. The first payment of $7,500,000 was made within 5 business days after the execution of Amendment No. 4, the second payment of $3,750,000 was made on February 6, 2023 and, on April 4, 2023, Better transferred the third tranche of $3,750,000 (net of the accounts payable amount that was owed to a third party provider on behalf of Aurora). Aurora, Merger Sub and Better also agreed to amend the Merger Agreement to provide a waiver from the exclusivity provisions thereof to allow Better to discuss alternative financing structures with SB Northstar LP.
The Company has treated the inflow of cash with an offsetting liability that is considered the Deferred Credit Liability within the financial statements, in the way relevant fees are repaid by the Company before the IPO as this cash was not a capital contribution from the Sponsor, but merely a reimbursement from Better for expenses paid by the Company. As the merger has not yet occurred as of June 30, 2023, Better will be responsible for handling the equity effect once the merger occurs and reduce the liability of the combined entity. In the event of the merger or liquidation, the liability will be extinguished on Company’s financial statements.
In addition, on February 7, 2023, Aurora, the Sponsor and Better entered into the Second Novator Letter Agreement, whereby Better agreed to reimburse Aurora for one-half of its reasonable and documented fees and expenses in connection with regulatory matters arising out of or relating to the transactions contemplated by the Merger Agreement on or after the date thereof, in an aggregate amount not to exceed $2,500,000, structured in two tranches to be paid on each of June 1, 2023 and September 1, 2023. As of June 30, 2023, Better has not yet reimbursed the first payment due on June 1, 2023 in the amount of $1,250,000, so Aurora has a receivable of $1,250,000.
On February 24, 2023, Aurora, Merger Sub and Better entered into Amendment No. 5 to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) from March 8, 2023 to September 30, 2023.
On June 23, 2023, Aurora, Merger Sub and Better entered into Amendment No. 6, which amended the Proposed Form of Certificate of Incorporation upon Domestication at Exhibit A to the Merger Agreement to implement a corrective change to the authorized share capital of the combined company. Specifically, the Form of Certificate of Incorporation was amended in order to: (i) increase the total number of shares of all classes of stock that the combined company will have authority to issue from 3,250,000,000 to 3,400,000,000; (ii) increase the number of shares of Class A common stock that the combined company will have authority to issue from 1,750,000,000 to 1,800,000,000; and (iii) increase the number of shares of Class B common stock that the combined company will have authority to issue from 600,000,000 to 700,000,000.
Promissory Note from Related Party
On May 10, 2021, the Company issued the Note to the Sponsor (“Payee”), pursuant to which the Company could borrow up to an aggregate principal amount of $2,000,000. The Note was non-interest bearing and payable by check or wire transfer of immediately available funds or as otherwise determined by the Company to such account as the Payee may from time to time designate by written notice in accordance with the provision of the Note. Effective as of the date hereof, this Note amended and restated in its entirety that certain promissory note dated as of December 9, 2020 (the “Prior Note”) issued by the Company to the Payee in the principal amount of $300,000.
On February 23, 2022, the Note was again amended and restated pursuant to which Aurora could borrow an aggregate principal amount of to $4,000,000. Should the Company’s operating costs, in relation to its proposed Business Combination, exceed the amounts still available and not currently drawn under the Note, the Sponsor shall increase the amount available under the Note to cover such costs, subject to an aggregate cap of $12,000,000. This amount was reflective of estimated total costs of the Company through August 15, 2024 in relation to the Business Combination, in the event the Business Combination is unsuccessful. In the event that the Company does not consummate a Business Combination by September 30, 2023, we can seek a further extension, provided we have our shareholder approval.
On February 8, 2023, we repaid an aggregate principal amount of $2.4 million under the Note. After giving effect to this repayment, the amount outstanding under the Note is $412,395. As of June 30, 2023 and December 31, 2022 the amount outstanding under the Note was $412,395 and $2,812,395, respectively.
RELATED PARTY TRANSACTIONS
Founder Shares
On December 9, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 5,750,000 shares of Class B ordinary shares (the “Founder Shares”). During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 Class B ordinary shares, resulting in an aggregate of 6,625,000 founder shares issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares. On May 10, 2021, as a result of the underwriters’ election to partially exercise their over-allotment option, a total of 249,928 Founder Shares were irrevocably surrendered for cancellation and no consideration, so that the number of Founder Shares collectively represented 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering and Novator Private Placement. All share and per-share amounts have been retroactively restated to reflect the share dividend and related cancellation. A portion of the founder shares issued and outstanding were transferred to certain directors of the Company but remain subject to the same conditions and restrictions as apply to those founder shares as held by the Sponsor which are set out in greater detail below.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares (or Novator Private Placement Shares) until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations, or other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 3,500,000 Novator Private Placement Units at a price of $10.00 per Novator Private Placement Unit in a private placement to the Sponsor, directors, and executive officers of the Company, generating gross proceeds of $35,000,000. In addition, the Company consummated the sale of 4,266,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor and certain of the Company’s directors and executive officers, generating gross proceeds of $6,400,000, which is described in Note 4.
On March 2, 2021, the Sponsor transferred 1,407,813 Class B ordinary shares to the executive officers and directors. The agreement with the Sponsor provides that membership interests only be transferred to the executive officers or directors or other persons affiliated with the Sponsor, or in connection with estate planning transfers. The fair value of the shares on the date they were transferred to the independent directors was estimated to be approximately $6,955,000, recognition of compensation cost is deferred until consummation of the business combination. This position is based on the principle established in the guidance on business combinations in ASC 805-20-55-50 and 55-51. The Company believes a similar approach should be applied under ASC 718 and that a contingent event for realization of the compensation expense is the business combination.
Pre-Closing Bridge Notes
On November 2, 2021, Aurora entered into a convertible bridge note purchase agreement (the “Bridge Note Purchase Agreement”), dated as of November 30, 2021, with Better, SB Northstar LP and the Sponsor (SB Northstar LP and the Sponsor, together, the “Purchasers”). Under the Bridge Note Purchase Agreement, Better issued $750,000,000 of bridge notes that convert to shares of Class A common stock of Aurora (post-Proposed Busness Combination and domestication) in connection with the closing of the Proposed Business Combination, with SB Northstar LP and the Sponsor, as Purchasers, purchasing $650 million and $100 million, respectively, of such bridge notes.
The Bridge Note Purchase Agreement will result in the issuance of either Better Class A common stock, a new series of preferred stock of Better (as described below), or Better common stock (together, the “Bridge Conversion Shares”, as applicable) as follows: (i) upon closing of the Proposed Business Combination, the bridge notes will convert into shares of Better Class A common stock at a conversion rate of one share per $10 of consideration; (ii) if the closing of the Proposed Business Combination does not occur by the September 30, 2023, or in the event of a Corporate Transaction or Merger Withdrawal (each as defined in the Bridge Note Purchase Agreement) prior to September 30, 2023 or prior to the time when a bridge note may otherwise be converted pursuant to the Bridge Note Purchase Agreement, the bridge notes will convert into a new series of preferred stock of Better, which series will be identical to Better’s Series D Preferred Stock, provided that the ratchet adjustment provisions relating to Better’s Series D Preferred Stock will not apply, and such series will vote together with Better’s Series D Preferred Stock as a single class on all matters; or (iii) in the event of a termination of the Merger Agreement (a) by Better, arising out of or resulting from breaches on the part of Aurora or the Sponsor, (b) by Better, arising out of or resulting from breaches on the part of Aurora or any Subscriber in connection with any Subscription Agreement or (c) arising out of or resulting from breaches on the part of Aurora, SB Northstar LP or the Sponsor in connection with the Bridge Note Purchase Agreement or any ancillary agreement, the bridge notes will convert into shares of Better common stock.
On August 26, 2022, Aurora, Better and Novator entered into a letter agreement to, among other things, extend the maturity date of the bridge notes held by the Sponsor to March 8, 2023, subject to SB Northstar LP consenting to extending the maturity of its bridge notes accordingly. On February 7, 2023, Aurora, Better and the Sponsor entered into a further letter agreement, pursuant to which, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the Proposed Business Combination has not been consummated by the maturity date of the bridge notes, the Sponsor will have the option, without limiting its rights under the Bridge Note Purchase Agreement to alternatively exchange its bridge notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. On the same date, the Sponsor and Better agreed to defer the maturity date of the bridge notes until September 30, 2023.
Director Services Agreement
On October 15, 2021, Merger Sub entered into a Director’s Services Agreement (the “DSA”) by and among Merger Sub, Caroline Jane Harding (the “Director”), and the Company, effective as of May 10, 2021. On October 29, 2021, the DSA was amended, and the amended DSA was ratified by the Compensation Committee on November 3, 2021. Under the terms of the DSA, the Director is to provide services to Merger Sub, which include acting as a non-executive director and president and secretary of Merger Sub. The Director will receive $50,000 in annual payments (and in certain circumstances an incremental hourly fee of $500). For the years ended December 31, 2022 and 2021, the Company recognized $50,000 of expense related to the amended DSA. As of December 31, 2022 and 2021, there were no unpaid amounts related to the amended DSA.
In addition, our Company remunerates the Director $10,000 per month for professional services rendered to our Company in her role as chief financial officer and $15,000 per year and an incremental hourly fee of $500 in certain circumstances for her service on our board of directors. Additionally, Ms. Harding received a $50,000 payment on March 21, 2021 in contemplation of her services to Aurora and will receive a $75,000 payment on the earlier of March 21, 2023 or the date on which Aurora is liquidated. As of December 31, 2022 and 2021, $87,875 and $100,000 was accrued and for the years ended December 31, 2022 and 2021, $222,875 and $390,000 was expensed for these services. If we do not have sufficient funds to make the payments due to Ms. Harding as set forth herein professional services provided by her, we may borrow funds from our sponsor or an affiliate of the initial shareholders or certain of our directors and officers to enable us to make such payments.
Related Party Merger Agreement and Promissory Note
On August 26, 2022, Aurora, Merger Sub and Better entered into Amendment No.4 to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date from September 30, 2022 (as defined in the Merger Agreement) to March 8, 2023. On February 24, 2023, Aurora, Merger Sub and Better entered into Amendment No. 5 to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) from March 8, 2023 to September 30, 2023.
In consideration of extending the Agreement End Date, Better will reimburse Aurora for certain reasonable and documented expenses in an aggregate sum not to exceed $15,000,000. The reimbursement payments are structured in three tranches. The first payment of $7,500,000 was made within 5 business days after the execution of Amendment No. 4, the second payment of $3,750,000 was made on February 6, 2023 and the third payment of up to $3,750,000 will be paid on April 1, 2023. Aurora, Merger Sub and Better also agreed to amend the Merger
Agreement to provide a waiver from the exclusivity provisions thereof to allow Better to discuss alternative financing structures with SB Northstar LP.
On May 10, 2021, the Company issued an unsecured promissory note (the “Note”) to the Sponsor (“Payee”), pursuant to which the Company could borrow up to an aggregate principal amount of $2,000,000. The Note is non-interest bearing and payable by check or wire transfer of immediately available funds or as otherwise determined by the Company to such account as the Payee may from time to time designate by written notice in accordance with the provision of the Note. This Note amended and restated in its entirety that certain Promissory Note dated as of December 9, 2020 (the “Prior Note”) issued by the Company to the Payee in the principal amount of $300,000. On February 23, 2022 this note was again amended and restated pursuant to which the Company could borrow up to an aggregate principal amount of $4,000,000.
Should the Company’s operating costs, in relation to its proposed business combination, exceed the amounts still available and not currently drawn under the promissory note, the Sponsor shall increase the amount available under the promissory note to cover such costs, subject to an aggregate cap of $12,000,000. This amount was reflective of estimated total costs of the Company through November 15, 2023 in relation to the business combination, in the event the business combination is unsuccessful. In the event that the Company does not consummate a Business Combination by September 30, 2023, we can seek a further extension (with no limit to such extension) provided we have our shareholder approval. As of December 31, 2022 and 2021 the amount outstanding under the Note was $2,812,395 and $1,412,295.
Capital Contribution from Sponsor
In July of 2021, the Sponsor paid an SEC filing fee of approximately $669,000 on behalf of the Company. The Company accounted for the filing fee as an expense incurred for the period, as well as a capital contribution from the Sponsor